Reportable Segments and Geographic Information - Schedule of Asset from Reportable Segments to Total Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 1,460,807	$ 1,374,778
Continuing Operations
Segment Reporting Information [Line Items]
Total assets	1,433,356	1,324,964	$ 1,630,566
Continuing Operations | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	945,676	943,698	1,065,444
Continuing Operations | Other
Segment Reporting Information [Line Items]
Total assets	487,680	381,266	$ 565,122
Discontinued Operations | Other
Segment Reporting Information [Line Items]
Total assets	$ 27,451	$ 49,814